Share Capital and Warrants - Summary of Issued and Outstanding (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Feb. 28, 2018
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 13,710	$ (7,908)	$ 11,521
Shares issued to related parties	16,474	69,293	3,000
Share issuance costs	(310)	(12,770)	(515)
Business acquisitions		47,007
Convertible debt - conversions		117,025
Warrants exercised	2,182	17,950
Employee warrants exercised	2,033	1,371
Share repurchase	(16,565)
Ending balance	$ (7,908)	$ 221,198	$ 13,710
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Balance, beginning of year, shares	62,204,846	68,648,984
Initial public offering, shares		11,000,000
Shares issued for assets, shares		797,952
Other shares issuances, shares	7,040,714	394,926
Shares issued to related parties, shares	5,549,037	3,730,963
Business acquisitions, shares		2,696,800
Convertible debt - conversions, shares		13,108,676
Warrants exercised, shares	558,501	4,551,082
Shares issued for services, shares	236,277	164,080
RSUs exercised, shares		57,960
Employee warrants exercised, shares	2,875,310	2,029,000
Shares repurchased, shares	(9,815,701)
Balance, end of year, shares	68,648,984	107,180,423	62,204,846
Beginning balance	$ 25,769	$ 65,133	$ 15,136
Initial public offering, carrying amount		189,518
Shares issued for assets, carrying amount		6,537
Other shares issuances, carrying amount	17,344	2,323
Shares issued to related parties	16,474	63,460	3,000
Share issuance costs	(310)	(12,770)	(515)
Business acquisitions		39,849
Convertible debt - conversions		113,526
Warrants exercised	2,182	21,882
Shares issued for services, carrying amount	521	2,320
RSUs exercised, carrying amount		195
Employee warrants exercised	3,980	17,681
Share repurchase	(827)
Ending balance	$ 65,133	$ 509,654	$ 25,769